Other tax payable (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Tax Payable [Abstract]
Disclosure of detailed information about Other tax payable [Text Block]
(€ million)	December 31, 2017	December 31, 2016
Excise and customs duties	824	634
Other taxes and duties	648	659
	1,472	1,293